Net Sales and Long Lived Assets by Regions (Detail) - USD ($) $ in Thousands		3 Months Ended										12 Months Ended
		May 31, 2018		Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	[2]	Aug. 31, 2016	May 31, 2018		May 31, 2017		May 31, 2016
Segment Reporting Information [Line Items]
Net Sales		$ 1,558,156	[1]	$ 1,102,677	$ 1,315,416	$ 1,345,394	$ 1,492,846	$ 1,022,496	$ 1,190,770		$ 1,252,063	$ 5,321,643	[3]	$ 4,958,175	[3]	$ 4,813,649	[3]
Long-Lived Assets	[4]	2,778,994					2,673,220					2,778,994		2,673,220		2,609,850
Domestic
Segment Reporting Information [Line Items]
Net Sales	[3]											3,432,034		3,269,400		3,155,810
Long-Lived Assets	[4]	1,807,046					1,738,180					1,807,046		1,738,180		1,756,012
Foreign
Segment Reporting Information [Line Items]
Net Sales	[3]											1,889,609		1,688,775		1,657,839
Long-Lived Assets	[4]	971,948					935,040					971,948		935,040		853,838
Foreign | Canada
Segment Reporting Information [Line Items]
Net Sales	[3]											365,349		321,696		310,817
Long-Lived Assets	[4]	139,259					137,211					139,259		137,211		111,524
Foreign | Europe
Segment Reporting Information [Line Items]
Net Sales	[3]											1,040,418		908,799		928,519
Long-Lived Assets	[4]	361,317					349,979					361,317		349,979		271,796
Foreign | Other Foreign
Segment Reporting Information [Line Items]
Net Sales	[3]											483,842		458,280		418,503
Long-Lived Assets	[4]	241,301					248,435					241,301		248,435		212,583
Foreign | United Kingdom
Segment Reporting Information [Line Items]
Long-Lived Assets	[4]	$ 230,071					$ 199,415					$ 230,071		$ 199,415		$ 257,935

[1]	Reflects inventory-related charges of $36.5 million in our consumer reportable segment for product line rationalization and related obsolete inventory identification and $1.2 million in inventory reductions related to restructuring activities in our industrial reportable segment. Additional restructuring charges totaling $17.5 million were incurred during the fourth quarter of fiscal 2018, as further described in Note B, “Restructuring.” We also incurred charges in our industrial segment totaling $4.2 million in connection with the decision to exit Flowcrete China.
[2]	Reflects the pretax goodwill and intangible asset impairment losses of $188.3 million related to our Kirker reporting unit. Refer to Note C, “Goodwill and Other Intangible Assets,” for further information. Also reflects $12.3 million pretax charge relating to the Flowcrete decision to exit the Middle East and $15.0 million in severance expense across all three reportable segments.
[3]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[4]	Long-lived assets include all non-current assets, excluding non-current deferred income taxes.